Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 142,474	$ 6,741	$ 7,263
Inventory	3,048	3,048
Prepaid expenses	38,181	27,767
Deferred offering cost	112,951	60,000
Note receivable	104,000	100,000
Assets from discontinued operations			105,205
Total Current Assets	400,654	197,556	112,468
Intangible assets, net of accumulated	620
Total Assets	401,274	197,556	112,468
Current Liabilities
Accounts payable and accrued liabilities	1,099,999	621,984	204,024
Notes payable	1,270,009	1,370,009	1,370,009
Convertible notes payable, net	490,266	578,708
Derivative liability	898,059
Total Current Liabilities	3,803,434	2,575,701	1,574,033
Total Liabilities	3,803,434	2,575,701	1,574,033
Stockholders’ Deficit
Preferred stock: 7,000,000 authorized; $0.001 par value, 7,000,000 shares issued and outstanding	7,000	7,000	7,000
Common stock value	161,568	160,511	155,463
Additional paid in capital	4,879,025	4,713,710	2,618,454
Accumulated deficit	(8,449,753)	(7,259,366)	(4,242,482)
Total Stockholders’ Deficit	(3,402,160)	(2,378,145)	(1,461,565)
Total Liabilities and Stockholders’ Deficit	401,274	197,556	112,468
Related Party
Current Liabilities
Due to related party	$ 45,101	$ 5,000